Segment Information (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Segment Information [Line Items]
Revenues percentage	52.90%	43.50%	45.80%
Sugarcane Segment [Member]
Segment Information [Line Items]
Revenues percentage	64.00%	56.80%	63.10%
Grains Segment [Member]
Segment Information [Line Items]
Revenues percentage	50.00%
Grain/Cotton Segments [Member]
Segment Information [Line Items]
Revenues percentage		41.10%	42.00%